Intangible Assets - Schedule of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Net book amount			$ 63,318	$ 57,887	$ 57,887
Additions			23,615		20,942
Amortization of the period	$ (5,540)	$ (4,033)	(15,179)	(11,147)	(15,511)
Net book amount	71,754		71,754		63,318
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount			101,289	80,347	80,347
Net book amount	124,904		124,904		101,289
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount			(37,971)	(22,460)	(22,460)
Net book amount	(53,150)		(53,150)		(37,971)
Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Net book amount			30,159	23,763	23,763
Additions			23,175		19,809
Amortization of the period	(4,963)	$ (3,509)	(13,553)	(9,574)	(13,413)
Net book amount	39,781		39,781		30,159
Internally Generated Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount			60,255	40,446	40,446
Net book amount	83,430		83,430		60,255
Internally Generated Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount			(30,096)	(16,683)	(16,683)
Net book amount	(43,649)		(43,649)		(30,096)
Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Net book amount			33,159	34,124	34,124
Additions			440		1,133
Amortization of the period			(1,626)		(2,098)
Net book amount	31,973		31,973		33,159
Acquired Intangible Asset | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount			41,034	39,901	39,901
Net book amount	41,474		41,474		41,034
Acquired Intangible Asset | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount			(7,875)	$ (5,777)	(5,777)
Net book amount	$ (9,501)		$ (9,501)		$ (7,875)